Summary of Significant Accounting Policies (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Successor [Member]
Summary of the changes in the fair value of the Company's Level 3 financial liabilities measured on a recurring basis
Beginning balance
Aggregate fair value of conversion option liabilities issued	503,971
Change in fair value related to increase in warrants issued for anti-dilutive adjustment
Change in fair value of conversion option liabilities and warrants	(119,510)
Ending balance	384,461
Predecessor [Member]
Summary of the changes in the fair value of the Company's Level 3 financial liabilities measured on a recurring basis
Beginning balance		646,671
Aggregate fair value of conversion option liabilities issued
Change in fair value related to increase in warrants issued for anti-dilutive adjustment
Change in fair value of conversion option liabilities and warrants		(646,671)
Ending balance